Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Effective Income Tax Rate Reconciliation, Percent	(11.10%)	0.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Unrecognized Tax Benefits, Income Tax Penalties Expense	$ 0